UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04995

SIT U.S. GOVERNMENT SECURITIES FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	March 31, 2015

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments

Sit U.S. Government Securities Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 36.3%
Federal Home Loan Mortgage Corporation - 6.6%
456,346	4.00	7/1/25	476,925
265,440	5.82	10/1/37	296,622
49,988	6.38	12/1/26	56,675
7,876	6.38	12/1/27	8,880
1,200,283	6.50	11/1/27	1,370,742
3,670,794	6.50	11/1/35	4,257,304
170,386	6.50	10/1/36	194,045
1,707,878	6.50	11/1/37	1,963,879
448,980	6.50	11/1/37	528,518
921,013	6.50	1/1/38	1,076,518
1,240,008	6.50	8/1/38	1,445,576
1,753,818	6.50	11/1/38	2,095,812
56,567	6.50	1/1/39	64,421
296,935	6.50	9/1/39	344,212
418,415	6.88	2/17/31	489,195
91,204	7.00	8/1/27	95,063
95,973	7.00	10/1/27	101,399
2,161,010	7.00	4/1/28	2,400,063
544,663	7.00	10/1/28	609,512
99,942	7.00	6/1/36	105,199
453,081	7.00	2/1/37	520,814
17,329	7.00	2/1/37	17,992
1,142,155	7.00	10/1/37	1,278,926
305,847	7.00	10/1/37	347,315
1,136,889	7.00	7/1/38	1,282,756
1,176,131	7.00	8/1/38	1,341,074
7,230,381	7.00	10/1/38	8,547,919
1,552,401	7.00	1/1/39	1,801,133
470,343	7.00	1/1/39	515,173
57,764	7.38	12/17/24	63,751
155,153	7.50	1/1/31	164,939
624,143	7.50	1/1/32	723,608
533,178	7.50	8/1/32	606,015
63,301	7.50	9/1/37	64,956
160,166	7.50	10/1/38	186,435
35,305	7.95	10/1/25	35,971
9,821	7.95	10/1/25	9,858
27,735	7.95	11/1/25	27,838
108,939	8.00	5/1/31	121,056
118,784	8.00	11/1/36	140,133
412,545	8.00	1/1/37	480,805
4,259	8.25	12/1/17	4,270
6,723	8.50	10/1/19	6,786
634,611	8.50	12/1/21	703,227
365,304	8.50	6/20/27	442,080
80,968	8.50	12/1/29	92,148
168,493	8.50	3/1/31	199,040
23,363	9.00	11/1/25	24,277
221,124	9.00	3/20/27	231,389

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

461,877	9.00	2/17/31		496,662
339,781	9.00	5/1/31		386,999
9,390	9.25	2/1/18		9,420
1,063	9.25	3/1/19		1,067
174,069	9.50	12/17/21		186,518
23,197	10.00	9/1/20		23,635
162,213	10.00	3/1/21		174,350
177,859	10.00	3/17/25		189,187
113,920	10.00	3/25/25		115,792
171,404	10.00	7/1/30		176,431
36,989	10.50	6/1/19		40,265
24,171	11.00	8/25/20		24,070

				39,786,640

Federal National Mortgage Association - 18.1%
2,176	3.21	3/1/19	[1]	2,190
1,288,765	5.50	12/1/32		1,426,161
1,031,166	5.61	11/1/22		1,116,270
2,121,959	5.96	6/1/28		2,370,771
844,841	5.96	6/1/28		971,069
15,149	6.00	9/1/28		16,623
230,574	6.00	8/1/34		262,685
553,435	6.00	11/1/35		624,609
424,374	6.00	5/1/37		480,341
141,327	6.00	9/1/37		153,890
437,031	6.00	11/1/37		489,162
751,101	6.00	10/1/39		849,998
459,550	6.15	6/1/33	[1]	508,815
4,622,506	6.15	11/1/43		5,252,434
34,972	6.50	1/1/22		37,137
118,155	6.50	8/1/27		135,699
831,285	6.50	3/1/29		909,109
9,468,764	6.50	12/1/30		10,822,264
768,478	6.50	6/1/31		892,235
102,984	6.50	8/1/34		113,729
2,062,393	6.50	10/1/36		2,356,999
1,390,349	6.50	10/1/36		1,588,955
3,270,904	6.50	12/1/36		3,865,294
1,109,066	6.50	9/1/38		1,267,492
1,126,335	6.50	10/1/38		1,287,228
1,223,100	6.50	1/1/39		1,387,416
1,209,760	6.50	10/1/39		1,394,384
4,923,577	6.50	3/1/40		5,635,692
1,687,932	6.50	5/1/40		1,929,047
4,247,838	6.50	6/1/40		4,901,866
2,625,388	6.91	6/1/40		3,021,939
69,260	6.95	8/1/21	[1]	69,101
20,057	7.00	6/1/17		20,108
86,121	7.00	9/1/21		93,592
41,934	7.00	9/1/21		42,697
300,442	7.00	3/1/22		334,750
389,363	7.00	6/1/22		435,117

See accompanying notes to schedule of investments.
DECEMBER 31, 2015	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

38,380	7.00	6/1/22	41,046
132,868	7.00	1/1/24	143,690
67,419	7.00	2/1/26	73,967
121,885	7.00	9/1/27	130,779
15,108	7.00	9/1/27	16,658
87,355	7.00	10/1/27	98,650
187,854	7.00	11/1/27	217,479
92,145	7.00	1/1/28	104,487
75,420	7.00	10/1/32	84,749
9,538,690	7.00	12/1/32	11,364,552
122,000	7.00	7/1/33	136,693
5,567,826	7.00	12/1/33	6,552,582
894,182	7.00	1/1/36	1,070,676
967,480	7.00	7/1/36	1,126,015
4,855,933	7.00	8/1/36	5,765,859
1,370,488	7.00	3/1/37	1,593,728
651,421	7.00	7/1/37	750,828
2,031,555	7.00	10/1/37	2,309,697
97,224	7.00	12/1/37	104,369
777,484	7.00	10/1/38	946,737
1,125,929	7.00	11/1/38	1,303,210
2,146,688	7.00	5/1/39	2,644,932
73,523	7.50	6/1/22	79,276
98,525	7.50	8/1/22	104,502
90,107	7.50	12/1/22	97,559
58,812	7.50	3/1/23	60,986
630,951	7.50	10/1/31	727,453
314,715	7.50	4/1/32	361,316
22,980	7.50	8/1/32	24,628
404,843	7.50	4/1/33	476,091
241,893	7.50	1/1/34	277,026
342,139	7.50	5/1/37	405,028
2,053,682	7.50	10/1/37	2,425,249
193,509	7.50	10/1/37	210,341
376,793	7.50	2/1/38	455,783
47,235	7.62	12/1/16	48,021
2,081	8.00	4/1/16	2,089
112,560	8.00	10/1/23	120,689
538,995	8.00	6/1/25	608,104
205,625	8.00	2/1/31	245,167
154,379	8.00	1/1/32	176,237
1,132,700	8.00	11/1/37	1,371,848
145,339	8.00	11/1/37	168,533
484,904	8.00	3/1/38	583,935
224,805	8.09	11/15/31	263,346
63,279	8.12	7/20/30	70,091
31,578	8.24	7/20/28	32,275
67,167	8.33	7/15/20	73,334
4,241	8.50	8/1/18	4,268
11,050	8.50	7/1/26	11,140
138,538	8.50	11/1/26	157,458
148,769	8.50	3/1/28	169,736

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

137,810	8.50	10/1/28	165,689
63,721	8.50	11/1/28	74,170
286,928	8.50	4/1/29	325,204
186,064	8.50	10/1/29	213,846
63,639	8.50	10/1/29	66,771
1,888	8.50	6/1/30	1,891
180,304	8.50	7/1/30	203,400
161,806	8.50	7/1/30	194,724
124,515	8.50	8/1/30	154,103
439,880	8.50	4/1/32	550,888
65,218	8.50	5/1/32	67,707
603,449	8.50	1/1/37	737,734
108,060	9.00	9/1/24	117,040
29,532	9.00	6/15/25	33,121
137,636	9.00	6/1/30	158,707
120,165	9.00	7/1/30	133,211
84,798	9.00	10/1/30	98,222
203,119	9.00	2/1/31	238,473
24,787	9.00	7/1/31	24,890
108,931	9.00	10/1/31	132,224
152,525	9.00	8/1/37	179,441
25,201	9.00	1/1/38	25,617
197,097	9.00	2/1/38	223,799
27,444	9.06	3/15/22	28,014
52,032	9.16	5/15/28	59,673
94,545	9.50	3/1/20	102,610
122,862	9.50	7/1/20	134,529
6,625	9.50	12/15/20	6,740
7,652	9.50	4/15/21	8,562
38,178	9.50	8/1/24	40,724
61,487	9.50	5/1/27	71,488
260,561	9.50	5/1/29	307,216
104,552	9.50	4/1/30	120,495
323,617	9.50	8/1/31	372,152
198,666	9.66	8/20/25	219,667
13,586	9.80	7/15/20	13,815
93,424	10.00	2/1/28	109,568
153,747	10.00	6/1/30	179,960
8,647	10.04	8/15/20	8,811
50,591	10.50	6/1/28	54,309

			109,418,965

Government National Mortgage Association - 10.7%
833,566	4.00	12/15/24	884,672
1,006,541	4.00	10/20/30	1,078,183
8,219,420	4.00	8/20/31	8,804,788
7,472,273	4.00	8/20/31	8,004,419
1,432,882	4.00	12/20/31	1,534,966
1,378,454	4.25	10/20/31	1,488,972
833,525	4.25	3/20/37	900,413
3,327,027	4.75	9/20/31	3,652,381
127,494	5.50	9/15/25	142,711

See accompanying notes to schedule of investments.
2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

1,928,378	5.50	5/15/29	2,159,019
4,682,161	5.75	2/15/29	5,264,029
1,321,900	5.75	10/20/31	1,485,287
94,872	5.76	5/20/33	105,350
182,779	6.00	6/15/23	205,036
132,110	6.00	11/20/28	148,693
1,171,457	6.00	9/15/33	1,322,249
116,375	6.00	11/20/34	127,171
301,177	6.20	3/15/32	345,325
135,231	6.25	12/15/23	153,876
1,581,687	6.25	4/15/29	1,801,853
69,729	6.35	4/20/30	79,380
46,147	6.35	6/20/30	52,467
93,454	6.35	9/20/30	106,366
55,213	6.35	11/20/30	62,871
97,458	6.35	1/20/31	110,954
191,843	6.35	3/20/31	218,442
110,127	6.35	6/20/31	125,390
88,356	6.38	8/15/26	100,504
162,158	6.38	4/15/28	184,418
97,423	6.49	4/20/32	111,674
284,934	6.50	11/15/23	318,217
966,163	6.50	4/15/24	1,061,346
947,652	6.50	2/20/29	1,050,160
78,896	6.50	11/15/31	90,267
33,359	6.50	4/15/32	38,167
111,950	6.50	10/15/33	128,086
179,319	6.50	2/15/34	205,164
226,864	6.50	3/20/34	253,014
232,299	6.50	9/20/34	252,897
232,553	6.50	10/20/34	257,213
6,890,977	6.50	2/15/35	8,034,976
424,548	6.50	8/15/36	491,502
314,860	6.50	6/15/37	360,241
205,044	6.50	9/20/38	220,351
146,614	6.50	12/20/38	158,228
634,652	6.50	1/20/39	726,532
489,650	6.50	2/20/39	584,629
1,013,496	6.50	4/20/39	1,160,221
276,272	6.50	6/15/39	323,283
486,455	6.50	3/20/41	557,271
1,074,805	6.50	4/20/43	1,230,406
119,064	6.91	7/20/26	129,851
220,633	6.91	2/20/27	241,043
124,003	7.00	5/15/24	135,293
152,252	7.00	6/15/31	165,734
278,256	7.00	1/15/32	312,222
188,891	7.00	1/15/32	211,041
164,451	7.00	1/15/32	179,014
163,073	7.00	2/15/32	182,339
161,846	7.00	2/15/32	179,739
405,477	7.00	2/20/32	491,693

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

146,337	7.00	3/15/32		159,296
126,251	7.00	3/15/32		141,050
404,996	7.00	12/15/37		467,225
688,459	7.00	5/15/38		855,081
211,316	7.00	9/15/38		238,440
187,502	7.00	11/15/38		210,197
158,849	7.00	12/15/38		176,681
281,192	7.00	1/20/39		302,674
125,181	7.02	4/20/26		133,057
216,252	7.10	5/20/25		234,629
119,776	7.15	4/20/27		127,645
187,858	7.50	1/20/38		211,742
170,654	7.50	3/15/39		198,081
466,934	8.00	6/20/31		568,110

				64,515,907

Small Business Administration - 0.9%
1,948,750	5.33	8/25/36		2,094,626
3,176,273	5.33	9/25/36		3,407,388

				5,502,014

Total Mortgage Pass-Through Securities (cost: $213,791,176)				219,223,526

U.S. Treasury / Federal Agency Securities - 4.1%
U.S. Treasury Bill:
3,000,000	0.16	1/14/16	[6,18]	2,999,832
U.S. Treasury Floating Rate Note:
16,000,000	0.29	7/31/17	[1]	15,974,144
U.S. Treasury Strips:
13,700,000	2.95	5/15/44	[6]	5,640,413

Total U.S. Treasury / Federal Agency Securities (cost: $24,900,960)				24,614,389

Collateralized Mortgage Obligations - 52.6%
Federal Home Loan Mortgage Corporation - 18.1%
23,598	6.00	9/15/21		25,358
37,839	6.00	6/15/28		42,270
1,077,243	6.00	5/15/35		1,231,409
1,433,856	6.00	1/15/36		1,633,486
414,957	6.00	3/15/36		465,322
325,926	6.00	4/15/36		367,109
1,207,963	6.00	5/15/36		1,366,811
4,939,601	6.00	6/15/37		5,583,459
800,237	6.04	7/25/32	[1]	909,277
86,648	6.25	5/15/29		94,691
438,858	6.50	9/15/23		493,181
135,267	6.50	3/15/24		149,263
42,033	6.50	2/15/30		47,877
709,341	6.50	8/15/31		809,567
171,771	6.50	8/15/31		197,919
548,729	6.50	1/15/32		624,886
173,140	6.50	3/15/32		196,866

See accompanying notes to schedule of investments.
DECEMBER 31, 2015	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

827,150	6.50	6/25/32		981,456
42,682	6.50	7/15/32		48,371
11,026,658	6.50	5/15/33		12,756,332
1,560,444	6.50	5/15/35		1,798,021
1,006,513	6.50	8/15/39		1,136,390
8,527	6.50	8/15/42		8,527
945,683	6.50	2/25/43		1,104,708
657,553	6.50	3/25/43		725,278
837,744	6.50	7/25/43		968,966
869,147	6.50	9/25/43	[1]	1,035,384
970,103	6.50	10/25/43		1,114,294
10,666,575	6.50	8/15/45		12,643,967
62,448	6.70	9/15/23		70,102
352,490	6.95	3/15/28		399,683
20,473	7.00	12/15/20		21,017
21,649	7.00	3/15/21		22,912
101,230	7.00	9/15/21		104,299
75,994	7.00	10/15/22		84,222
30,329	7.00	11/15/22		33,412
962,702	7.00	3/25/23		1,054,008
35,522	7.00	4/15/23		38,732
30,839	7.00	5/15/23		34,020
108,336	7.00	7/15/23		120,756
265,960	7.00	1/15/24		296,695
185,764	7.00	3/15/24		207,269
178,821	7.00	8/15/25		201,468
214,504	7.00	9/15/26		238,982
316,610	7.00	6/15/29		359,480
3,088,978	7.00	8/15/29		3,328,053
823,976	7.00	8/15/29		935,494
494,997	7.00	10/20/29		570,829
3,702,966	7.00	11/15/29		3,956,340
8,461,242	7.00	12/15/29		9,117,720
230,700	7.00	1/15/30		263,816
524,231	7.00	10/15/30		593,327
319,808	7.00	7/15/31		362,443
274,909	7.00	4/15/32		306,508
1,389,699	7.00	5/15/32		1,586,006
7,869,888	7.00	8/15/41		8,914,370
2,180,986	7.00	2/25/43		2,539,503
679,580	7.00	3/25/43		750,436
701,085	7.00	7/25/43		839,833
2,829,598	7.00	9/25/43		3,408,174
83,715	7.50	10/15/21		92,083
305,121	7.50	7/15/22		334,834
401,401	7.50	3/15/23		440,691
1,420,601	7.50	4/15/23		1,571,621
133,782	7.50	9/20/26		154,759
658,628	7.50	3/15/28		747,641
389,062	7.50	9/15/29		444,802
393,610	7.50	6/15/30		451,043
412,732	7.50	8/15/30		473,568

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

401,002	7.50	9/15/30		473,357
250,566	7.50	9/15/30		284,763
260,217	7.50	11/15/30		306,458
5,921,230	7.50	6/15/34		7,126,373
1,694,464	7.50	8/25/42	[1]	2,081,583
748,826	7.50	9/25/43		881,203
140,649	8.00	7/15/21		155,557
1,309,198	8.00	2/15/23		1,473,739
70,704	8.00	4/25/24		80,946
286,178	8.00	2/15/27		327,755
293,551	8.00	11/20/29		346,196
451,477	8.00	1/15/30		541,365
31,929	8.25	6/15/22		35,493
170,987	8.30	11/15/20		188,136
51,004	8.50	10/15/22		55,353
254,493	8.50	3/15/25		292,232
70,154	8.50	3/15/32		81,427
91,252	9.00	12/15/19		96,412
3,371	9.15	10/15/20		3,583
113,361	9.50	2/15/20		121,431

				108,984,758

Federal National Mortgage Association - 25.6%
5,290,418	4.50	6/25/21		5,326,661
8,897,752	4.50	4/25/39		9,802,589
528,057	4.55	6/25/43		568,755
1,179,592	5.50	6/25/33		1,323,505
1,621,577	5.81	8/25/43		1,821,264
1,287,383	6.00	5/25/35		1,464,291
3,057,310	6.00	7/25/36		3,470,242
2,926,090	6.05	2/25/44		3,411,843
2,599,139	6.32	8/25/47	[1]	2,904,154
3,474,871	6.34	2/25/42	[1]	3,997,156
521,202	6.39	12/25/42	[1]	599,733
629,496	6.50	8/20/28		714,511
503,826	6.50	3/25/32		560,746
393,363	6.50	6/25/32		465,442
5,133,523	6.50	7/25/34		5,341,690
509,696	6.50	7/25/36		595,288
551,570	6.50	9/25/36		615,874
1,262,884	6.50	9/25/37	[1]	1,411,488
567,324	6.50	3/25/42		652,080
897,381	6.50	5/25/42		1,017,756
2,905,670	6.50	7/25/42		3,316,329
715,306	6.50	7/25/42		815,173
382,393	6.50	9/25/42		433,746
281,076	6.50	11/25/42		319,023
9,858,575	6.50	7/25/44		11,311,059
2,803,958	6.56	10/25/42	[1]	3,165,062
733,041	6.70	2/25/45	[1]	855,143
8,186,696	6.75	6/25/32		9,184,947
1,749,287	6.75	4/25/37		1,927,258

See accompanying notes to schedule of investments.
4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

86,693	6.85	12/18/27		99,322
1,102,947	6.91	8/25/37	[1]	1,184,898
9,612	7.00	1/25/21		10,332
32,249	7.00	7/25/22		35,211
54,890	7.00	11/25/22		60,171
103,378	7.00	12/25/22		113,631
13,061	7.00	6/25/23		14,384
512,132	7.00	9/18/27		575,717
7,306,413	7.00	5/25/31		8,734,437
672,418	7.00	9/25/40		757,129
469,581	7.00	10/25/41		538,402
431,918	7.00	11/25/41		506,785
2,432,964	7.00	12/25/41		2,853,180
544,397	7.00	12/25/41		620,902
1,106,404	7.00	1/25/42		1,268,082
1,098,592	7.00	7/25/42		1,275,497
3,553,321	7.00	2/25/44		4,103,847
425,030	7.00	2/25/44		483,637
263,936	7.00	8/25/44		302,527
457,817	7.00	3/25/45		520,466
37,735	7.50	8/20/27		43,874
394,319	7.50	6/25/30		443,990
443,518	7.50	10/25/40		498,268
516,501	7.50	2/25/41		603,475
1,314,593	7.50	6/19/41	[1]	1,562,925
1,797,312	7.50	8/25/41		2,182,706
5,260,486	7.50	10/25/41		6,133,864
120,676	7.50	11/25/41		139,962
913,290	7.50	1/25/42		1,075,677
1,820,625	7.50	5/25/42		2,042,325
756,203	7.50	5/25/42		916,634
735,403	7.50	6/25/42		847,371
5,237,736	7.50	8/25/42		6,351,163
2,080,583	7.50	2/25/44		2,377,294
1,162,090	7.50	3/25/44		1,324,866
1,551,793	7.50	5/25/44		1,784,410
99,945	7.50	10/25/44		121,449
9,020,048	7.50	1/25/48		10,792,305
79,048	8.00	7/25/22		89,153
42,087	8.00	7/25/22		46,556
66,042	8.00	7/18/27		75,302
989,719	8.00	7/25/44		1,125,933
644,651	8.18	11/25/37	[1]	782,053
588,329	8.28	11/25/37	[1]	669,574
65,274	8.50	1/25/21		72,739
31,935	8.50	9/25/21		35,453
37,079	8.50	1/25/25		42,285
508,612	8.50	6/25/30		599,424
494,201	8.50	6/25/30		581,488
51,249	8.66	10/25/42	[1]	62,135
21,633	8.70	12/25/19		23,597
8,152	8.75	9/25/20		8,611

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

36,435	8.95	10/25/20		39,941
48,226	9.00	7/25/19		51,447
23,466	9.00	12/25/19		25,552
2,927	9.00	3/25/20		3,246
52,128	9.00	5/25/20		57,542
43,327	9.00	6/25/20		47,937
7,481	9.00	6/25/20		8,237
4,629	9.00	7/25/20		5,081
18,080	9.00	9/25/20		19,879
14,405	9.00	10/25/20		15,640
216,620	9.00	1/25/21		242,536
28,146	9.00	8/25/22		32,865
108,885	9.00	11/25/28		119,778
847,131	9.00	6/25/30		1,004,598
175,232	9.00	10/25/30		207,495
9,684	9.05	12/25/18		10,054
20,409	9.25	1/25/20		22,120
479,279	9.35	6/25/32	[1]	537,428
16,850	9.50	12/25/18		18,013
42,090	9.50	3/25/20		46,258
5,388	9.50	4/25/20		5,959
30,222	9.50	11/25/20		33,337
168,787	9.50	11/25/31		203,167
397,186	9.50	12/25/41		464,504
37,960	9.50	12/25/41		43,292
78,810	9.60	3/25/20		86,593
2,384,754	10.32	7/25/37	[1]	2,503,293
2,180,572	10.43	9/25/42	[1]	2,686,981
944,642	10.54	6/25/44	[1]	1,109,511
76,567	13.72	3/25/39	[1]	101,825

				154,662,335

Government National Mortgage Association - 5.9%
3,904,000	6.00	11/20/33		4,537,975
2,676,437	6.12	1/20/39	[1]	3,103,990
3,253,719	6.28	12/20/42	[1]	3,849,960
4,385,099	6.29	12/20/40	[1]	4,961,054
3,080,931	6.38	5/20/43		3,531,731
752,872	6.50	9/20/28		837,333
1,356,588	6.66	9/20/44	[1]	1,583,097
370,436	6.86	3/16/41	[1]	406,174
2,880,172	6.88	8/20/40	[1]	3,405,104
1,421,883	6.98	6/20/45	[1]	1,650,388
937,118	7.00	9/16/23		971,125
398,867	7.00	6/20/26		456,840
3,641,014	7.00	5/20/38		3,815,903
619,769	7.00	5/20/42		739,744
714,477	7.19	12/20/33	[1]	841,685
107,256	7.50	5/16/27		122,253
31,951	8.50	2/20/32		39,031
697,255	9.00	3/16/30		844,942

				35,698,329

See accompanying notes to schedule of investments.
DECEMBER 31, 2015	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Vendee Mortgage Trust - 3.0%
4,335,893	6.50	8/15/31		4,951,329
1,515,769	6.50	10/15/31		1,777,281
1,165,796	6.75	2/15/26		1,333,228
1,954,329	7.00	3/15/28		2,308,128
472,427	7.25	9/15/22		504,231
692,151	7.25	9/15/25		794,387
3,395,438	7.66	3/15/25	[1]	3,883,096
760,550	7.75	5/15/22		849,816
1,099,265	7.75	9/15/24		1,261,557
333,859	8.00	2/15/25		386,586
158,396	8.29	12/15/26		187,746

				18,237,385

Total Collateralized Mortgage Obligations (cost: $314,730,720)				317,582,807

Asset-Backed Securities - 2.7%
Federal Home Loan Mortgage Corporation - 0.4%
2,236	6.09	9/25/29	[1]	2,232
213,070	6.28	10/27/31	[14]	241,452
2,080,746	7.16	7/25/29		2,331,816

				2,575,500

Federal National Mortgage Association - 0.7%
33,623	0.76	11/25/32	[1]	32,843
333,307	4.74	10/25/33	[14]	353,721
393,170	5.09	9/26/33	[14]	431,767
2,097,491	5.67	2/25/33	[14]	2,263,346
98,483	6.47	10/25/31	[14]	100,904
124,371	6.51	5/25/32	[1]	133,936
684,787	6.59	10/25/31	[14]	734,841
23,555	6.83	7/25/31	[14]	23,991
14,325	7.80	6/25/26	[1]	14,069

				4,089,418

Small Business Administration - 1.6%
5,108,112	5.87	7/1/28		5,723,731
1,227,783	7.13	10/1/20		1,307,230
1,712,679	7.33	8/1/20		1,822,696
696,672	8.03	5/1/20		745,867

				9,599,524

Total Asset-Backed Securities (cost: $16,164,229)				16,264,442

Total Investments in Securities - 95.7% (cost: $569,587,085)				577,685,164

Contracts	Fair Value ($)

Call Options Written [10] - (0.5%)
(1,500)	U.S. Treasury 2 Year Future Call Options: $108.00 strike February 2016 expiration	(1,875,000)
(1,150)	U.S. Treasury 2 Year Future Call Options: $108.25 strike March 2016 expiration	(970,312)

Total Call Options Written (premiums received: $3,656,123)		(2,845,312)

Other Assets and Liabilities, net - 4.8%		28,777,056

Total Net Assets - 100.0%		$603,616,908

[1]	Variable rate security. Rate disclosed is as of December 31, 2015.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying, respectively.

[10]	The amount of $12,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2015.

[14]	Step Coupon: A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is as of December 31, 2015.

[18]	Security segregated with the prime broker to cover margin requirements for derivative transactions as of December 31, 2015.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to schedule of investments.
6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Sit U.S. Government Securities Fund (Continued)

For a detailed list of security holdings, refer to our company website at www.sitfunds.com.

A summary of the levels for the Fund’s investments as of December 31, 2015 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Assets
Mortgage Pass-Through Securities	—	219,223,526	—	219,223,526
U.S. Treasury / Federal Agency Securities	—	24,614,389	—	24,614,389
Collateralized Mortgage Obligations	—	317,582,807	—	317,582,807
Asset-Backed Securities	—	16,264,442	—	16,264,442

	—	577,685,164	—	577,685,164

Liabilities
Call Options Written	(2,845,312)	—	—	(2,845,312)

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.
DECEMBER 31, 2015	7

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015

Securities Valuation:

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing sources. Consistent with the Fund’s valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Option and future contracts entered into and held by the Fund are valued at the close of the securities and commodities exchange on which they are traded.

Derivative Instruments

The Fund applies derivative instrument disclosure standards in order to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s financial statements.

To hedge interest rate risk, the U.S. Government Securities Fund purchased put options and wrote call option contracts traded on a U.S. exchange. Risks of purchasing and writing options include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

During the nine months ended December 31, 2015, the average volume of derivative activity was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
U.S. Government Securities Fund
Purchased Put Options	$171,055	—	$786,500
Written Call Options	—	$4,250,414	8,187,500

The number of open option contracts outstanding as of December 31, 2015 also serve as indicators of the volume of activity for the Fund throughout the period.

Balance Sheet - Values of derivatives as of December 31, 2015

	Asset Derivatives Value	Liability Derivatives Value
Interest rate risk:
U.S. Government Securities Fund
Purchased put options	$—	—
Written call options	—	$2,845,312

8

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015 (Continued)

Transactions in written options for the nine months ended December 31, 2015 were as follows:

	Number of Contracts	Premium

Outstanding, March 31, 2015	5,400	$4,034,404
Call options written	27,350	29,612,926
Call options expired	—	—
Call options closed	(30,100)	(29,991,207)

Outstanding, December 31, 2015	2,650	$3,656,123

 Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs of methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The fair value of the Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Fund’s investments as of December 31, 2015 is included with the Fund’s schedule of investments.

DECEMBER 31, 2015	9

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2015 (Continued)

At December 31, 2015, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
U.S. Government Securities	$12,340,219	($4,242,140)	$8,098,079	$569,587,085

10

Item 2. Controls and Procedures.

(a) The principal financial officer and principal executive officer have concluded that the Sit U.S. Government Securities Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit U.S. Government Securities Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	February 3, 2016

By:	/s/ Roger J. Sit

Roger J. Sit

President

Date:	February 3, 2016